Reverse Acquisition - Fair Value of Net Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 3,005,606	$ 3,005,606
Warrants Liabilities	(1,513,761)	(1,513,761)
Fair value of net assets	1,491,845	1,491,845
Less : Fair value of consideration comprising11,870,336 Captivision Inc. Conversion of shares in connection with the SPAC merger	20,228,171	20,228,171
Reverse Acquisition Expense recognized in Consolidated Statement of Profit and Loss	$ 18,736,326	$ 18,736,326	$ 0	$ 0